Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Percentage of valuation allowance against the deferred income tax assets	100.00%
Net loss carryforward	$ 21,000,000
Net loss carryforwards future federal taxable income expiration date	2036
income tax expense interest and penalties totaled	$ 0	$ 0